Net Operating Revenue - Schedule of Net Operating Revenue (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Net Operating Revenue [Abstract]
Gross operating revenue	R$ 105,263	R$ 105,600
Revenue deductions:
Cancellations and returns	(1,372)	(1,148)
Taxes on services	(6,450)	(6,276)
Total revenue deductions	(7,822)	(7,424)
Net operating revenue	R$ 97,441	R$ 98,176